Recoverable taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Recoverable taxes	Recoverable taxes

	December 31, 2025	December 31, 2024	December 31, 2023

Recoverable value-added tax (“VAT”)	$41,444,744	$32,763,309	$33,733,662
Recoverable income taxes	6,000,168	20,014,044	—
Other recoverable taxes	94,203	55,292	131,159

	$47,539,115	$52,832,645	$33,864,821